Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000126665
Shareholder Report [Line Items]
Fund Name	Institutional Long Duration Credit Fund
Trading Symbol	(RPLCX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. long duration credit market posted positive returns for the reporting period. Despite generally higher U.S. Treasury yields, higher coupon payments and tighter credit spreads benefited bond investors.

  In the government-related sector, select taxable municipal holdings and allocations to emerging markets debt performed well for the fund relative to the Bloomberg U.S. Long Credit Bond Index. Taxable municipal bonds benefited from a scarcity premium with investors looking to add yield, while increased demand and falling interest rate volatility helped buoy emerging markets.

  An emphasis on intermediate corporate bonds, which can be less volatile compared with longer-term corporates, detracted relative to the Bloomberg U.S. Long Credit Bond Index. Longer-term corporate credit spreads tightened more meaningfully on strong demand for yield.

  The fund seeks to provide high income through a diversified portfolio of longer-duration debt instruments issued by corporations as well as certain noncorporate issuers. With high-grade corporate bond yields at attractive levels, the fund increased its holdings in investment-grade corporates as the macroeconomic backdrop remained mostly supportive.

  The fund held exposure to derivatives, including credit and interest rate derivatives. Broadly speaking, the fund’s use of derivatives was beneficial, and the use of credit derivatives aided absolute returns. However, interest rate derivatives had a negative impact on absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Long Duration Credit Fund	2.14%	0.21%	2.54%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. Long Credit Bond Index (Strategy Benchmark)	2.90	- 0.22	2.37

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 156,733,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 427,000
InvestmentCompanyPortfolioTurnover	59.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$156,733
Number of Portfolio Holdings	453

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.6%
AA Rated	8.6
A Rated	34.5
BBB Rated	42.1
U.S. Treasury Securities	12.0
Reserves	1.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	12.0%
AT&T	1.7
CVS Health	1.3
UnitedHealth Group	1.3
Bank of America	1.2
JPMorgan Chase	1.2
Anheuser-Busch	1.2
AbbVie	1.1
Amgen	1.1
Verizon Communications	1.0

Material Fund Change [Text Block]